Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Percent of pre-tax income [Abstract]
U.S. federal statutory income tax rate (in hundredths)	(34.00%)	(34.00%)
State taxes, net of federal benefit (in hundredths)	(3.90%)	(4.60%)
Interest expense -revaluation of warrants (in hundredths)	(14.90%)	(2.40%)
Convertible debt conversion feature (in hundredths)	5.60%	1.90%
Convertible debt discount amortization (in hundredths)	6.20%	(2.00%)
Other (in hundredths)	4.80%	1.50%
Valuation allowance (in hundredths)	36.20%	39.60%
Effective income tax expense rate (in hundredths)	0.00%	0.00%
Deferred tax assets [Abstract]
Net operating loss carryforwards	$ 64,659,000	$ 61,522,000
Research and development credits	5,950,000	5,636,000
Depreciation and amortization	5,056,000	5,040,000
Capitalized start-up costs	19,620,000	16,453,000
Other temporary differences	1,376,000	1,340,000
Gross deferred tax asset	96,661,000	89,991,000
Deferred tax assets valuation allowance	(96,661,000)	(89,991,000)
Total deferred tax assets	0	0
Increase in valuation allowance	6,700,000	5,800,000
Deferred tax asset related to domestic net operating loss carryforwards	8,400,000
Capitalized start-up cost	51,800,000	42,700,000
Amortization period for capitalized start up costs	15 years
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses, expiration dates	2024 to 2033
Research and development credits	5,950,000
Federal Net Operating Losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	159,413,000
Carryforwards of net operating losses, expiration dates	2024 to 2033
State Net Operating Losses [Member]
Carryforwards of net operating losses and tax credits [Abstract]
Carryforwards of net operating losses	$ 172,587,000
Carryforwards of net operating losses, expiration dates	2019 to 2033